REVENUE RECOGNITION - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
REVENUE RECOGNITION
Payment terms range, minimum	20 days		20 days
Payment terms range, maximum	6 months		6 months
Revenue recognized that was included in the deferred revenue balance at the beginning of the period	$ 157	$ 0
Remaining performance obligation	$ 2,028		$ 859
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
REVENUE RECOGNITION
Percentage of remaining performance obligation expected to recognize	24.00%
Remaining performance obligation expected to recognize	1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
REVENUE RECOGNITION
Percentage of remaining performance obligation expected to recognize	76.00%
Remaining performance obligation expected to recognize